Lord Abbett Diversified Income Strategy Fund
Lord Abbett Diversified Income Strategy Fund

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

Supplement dated October 30, 2013 to the

Statutory Prospectus and Statement of Additional Information dated April 1, 2013

1.	Effective October 30, 2013, each of Lord Abbett High Yield Municipal Bond Fund (“High Yield Municipal Bond Fund”) and Lord Abbett National Tax Free Fund (“National Tax Free Fund”), each a series of Lord Abbett Municipal Income Fund, Inc., is added as an underlying fund in which each of Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund (each, a “Fund” and together, the “Funds”) may invest.

a)	The following is a concise description of the investment objectives and practices of each of High Yield Municipal Bond Fund and National Tax Free Fund. More information about each of these funds is available in its prospectus.

High Yield Municipal Bond Fund

Seeks a high level of income exempt from federal income tax by investing in lower-rated municipal bonds.

National Tax Free Fund

Seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk by investing in investment grade municipal bonds with select exposure to lower-rated municipal bonds.

b)	b) For each of the Funds, the following risk factors are added to the sections titled “Principal Risks” in the Statutory Prospectus.

•	Municipal Bond Risk – Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The market for municipal bonds and high yield bonds, in particular, generally is less liquid than other securities markets, which may make it more difficult for an underlying fund to sell its bonds.

•	Inverse Floaters Risk – The Fund, through the underlying funds, may invest in inverse floaters. An inverse floater is a type of municipal bond derivative instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. The value and income of an inverse floater generally is more volatile than the value and income of a fixed rate municipal bond. The value and income of an inverse floater generally fall when interest rates rise. Inverse floaters tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but may outperform that market when long-term interest rates decline. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile.

An underlying fund’s net cash investment in inverse floaters is significantly less than the value of the underlying municipal bonds. This creates leverage, which increases as the value of the floaters becomes greater in proportion to the value of the underlying municipal bonds.

2.	Effective November 1, 2013, the front-end sales charges applicable to purchases of Class A shares of each Fund will be reduced, with corresponding reductions in the dealer’s concessions related to those purchases. As of that date, each Fund’s maximum Class A share front-end sales charge will be reduced from 5.75% to 2.25%, with corresponding reductions at each breakpoint. In addition, as of that date, each Fund’s minimum investment for purchases of Class A shares without a front-end sales charge will be reduced from $1 million to $500,000 and the minimum Class A share purchase amount eligible for a dealer’s concession also will be reduced from $1 million to $500,000. In addition, you may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. Accordingly, effective November 1, 2013, references throughout the Statutory Prospectus and the Statement of Additional Information (“SAI”) to a Fund’s Class A share front-end sales charges or dealer’s concessions are amended to reflect the rates shown in the tables below. No changes are being made to Lord Abbett Diversified Equity Strategy Fund’s sales charges and dealer concessions.

Front-End Sales Charge — Class A Shares (All Funds except Diversified Equity Strategy Fund)
Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession as a % of Offering Price
Less than $100,000	2.25%	2.30%	.9775	2.00%
$100,000 to $249,999	1.75%	1.78%	.9825	1.50%
$250,000 to $499,999	1.25%	1.26%	.9875	1.00%
$500,000 and over	No Sales Charge	No Sales Charge	1.0000	†

† See “Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge.” Note: The above percentages may vary for particular investors due to rounding.

Front-End Sales Charge — Class A Shares (Diversified Equity Strategy Fund Only)
Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession as a % of Offering Price
Less than $50,000	5.75%	6.10%	.9425	5.00%
$50,000 to $99,999	4.75%	4.99%	.9525	4.00%
$100,000 to $249,999	3.95%	4.11%	.9605	3.25%
$250,000 to $499,999	2.75%	2.83%	.9725	2.25%
$500,000 to $999,999	1.95%	1.99%	.9805	1.75%
$1,000,000 and over	No Sales Charge	No Sales Charge	1.0000	†

† See “Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge.” Note: The above percentages may vary for particular investors due to rounding.

Dealer Concession Schedule — Class A Shares for Certain Purchases Without a Front-End Sales Charge
The dealer concession received is based on the amount of the Class A share investment as follows:
Class A Investments	Front-End Sales Charge*	Dealer’s Concession
All Funds except Diversified Equity Strategy Fund - $500,000 to $5 million Diversified Equity Strategy Fund Only - $1 million to $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

* Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. For Alliance Arrangements involving financial intermediaries offering multiple fund families to retirement and benefit plans, the CDSC normally will be collected only when a plan effects a complete redemption of all or substantially all shares of all Lord Abbett Funds in which the plan is invested.

3.	Effective November 29, 2013, each of the Funds will change its name as noted in the table below. As of such date, all references to a “Fund,” as the context requires in the Statutory Prospectus and the SAI shall mean and refer to the applicable Fund named in the second column below.

Name Prior to November 29, 2013	Name as of November 29, 2013
Lord Abbett Balanced Strategy Fund	Lord Abbett Multi-Asset Balanced Opportunity Fund
Lord Abbett Diversified Income Strategy Fund	Lord Abbett Multi-Asset Income Fund
Lord Abbett Growth & Income Strategy Fund	Lord Abbett Multi-Asset Growth Fund

Please retain this document for your future reference.